INCOME TAXES 5 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net Operating Loss Carryforwards [Line Items]
Remeasurement of equity method investments	$ 0	$ 0	$ (277)
San Diego Gas and Electric Company and Subsidiary [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Total	1,200
Prior Period [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Set To Expire	24
Current Period [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Set To Expire	1,200
Unused Domestic NOL Expiring 2032 [Member] | Southern California Gas Company [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	172
Net Operating Loss Carryforward Foreign [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	61
Net Operating Loss Carryforward NOLs Subject To Recapture Between 2014 and 2018 Deductions [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	165
Net Operating Loss Carryforward NOLs Unused U.S. State NOLs Expiring Between 2014 And 2032 [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards, Total	2,900
Net Operating Loss Unused U.S. Federal Consolidated NOLs From Excess Tax Deductions Related To Employee Stock Expense [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	200
Unused NOL Expiring, Starting In 2031 [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	5,100
Mexico [Member]
Net Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 182